DIRECTORS', SUPERVISORS' AND SENIOR MANAGEMENT'S REMUNERATION - Remuneration of each director and supervisor (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant related party transactions
Fees	¥ 768	¥ 762	¥ 653
Salaries	1,370	975	1,143
Pension costs	166	114	140
Total	2,304	1,851	1,936
Executive Directors
Significant related party transactions
Salaries	822	725
Pension costs	83	76
Total	905	801
Jiang Yinggang
Significant related party transactions
Salaries	822	725	643
Pension costs	83	76	70
Total	905	801	713
Non-executive Directors
Significant related party transactions
Fees	768	762
Total	768	762
Wang Jun
Significant related party transactions
Fees	150	150	150
Total	150	150	150
Chen Lijie
Significant related party transactions
Fees	206	204	162
Total	206	204	162
Lie-A-Cheong Tai-Chong, David
Significant related party transactions
Fees	206	204
Total	206	204
Hu Shihai
Significant related party transactions
Fees	206	204	102
Total	206	204	102
Directors
Significant related party transactions
Fees			653
Salaries			643
Pension costs			70
Total			1,366
Ma Si-hang, Frederick
Significant related party transactions
Fees			192
Total			192
Wu Zhenfang
Significant related party transactions
Fees			47
Total			47
Supervisors
Significant related party transactions
Salaries	548	250	500
Pension costs	83	38	70
Total	631	288	570
Wu Zuoming
Significant related party transactions
Salaries	548	250
Pension costs	83	38
Total	¥ 631	¥ 288
Yuan Li
Significant related party transactions
Salaries			500
Pension costs			70
Total			¥ 570